Shareholder Report, Line Graph (Details) - USD ($)		9 Months Ended	12 Months Ended
	Oct. 17, 2014	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000134182
Account Value [Line Items]
Line Graph and Table Measure Name		RESQ Dynamic Allocation Fund	RESQ Dynamic Allocation Fund
Account Value		$ 9,421	$ 10,029	$ 8,605	$ 7,431	$ 9,339	$ 9,032	$ 8,655	$ 9,231	$ 8,703	$ 8,079	$ 8,310
C000145676
Account Value [Line Items]
Line Graph and Table Measure Name			RESQ Dynamic Allocation Fund
Account Value	$ 10,000		$ 10,288	8,878	7,716	9,758	9,485	9,152	9,820	9,319	8,702	9,016
C000134183
Account Value [Line Items]
Line Graph and Table Measure Name		RESQ Dynamic Allocation Fund
Account Value		$ 100,000	$ 110,639	94,521	81,353	101,929	98,165	93,733	99,617	93,429	86,328	88,458
C000134180
Account Value [Line Items]
Line Graph and Table Measure Name		RESQ Strategic Income Fund	RESQ Strategic Income Fund
Account Value		$ 9,523	$ 7,901	6,998	7,438	9,001	9,247	8,691	8,768	9,319	9,029	9,243
C000145675
Account Value [Line Items]
Line Graph and Table Measure Name			RESQ Strategic Income Fund
Account Value	$ 10,000		$ 7,804	6,959	7,430	9,053	9,356	8,851	8,982	9,597	9,355	9,648
C000134181
Account Value [Line Items]
Line Graph and Table Measure Name		RESQ Strategic Income Fund
Account Value		$ 100,000	86,580	76,493	80,821	97,510	99,865	93,417	93,633	99,102	95,558	97,489
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 10,000	35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		36,658	26,885	22,106	26,152	20,116	17,470	16,757	14,212	11,982	10,380
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 100,000	350,980	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000	12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000		11,832	10,605	10,537	12,339	12,450	11,637	10,551	10,681	10,673	10,146
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 100,000	120,045	107,597	106,908	125,185	126,315	118,069	107,047	108,365	108,286	102,941
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI WORLD INDEX Net (USD)
Account Value		$ 10,000	26,114	19,719	16,169	20,119	15,618	14,146	13,892	12,489	10,569	9,491
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 10,000		27,475	20,747	17,012	21,168	16,432	14,883	14,616	13,140	11,120	9,986
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Account Value		$ 100,000	261,136	197,193	161,695	201,195	156,182	141,460	138,921	124,887	105,688	94,909
Dow Jones Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Conservative Portfolio Index
Account Value		$ 10,000	12,369	11,194	10,583	12,612	12,180	11,556	10,982	10,770	10,588	9,984
Dow Jones Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index
Account Value	$ 10,000		12,300	11,132	10,524	12,543	12,113	11,493	10,921	10,710	10,530	9,929
Dow Jones Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Conservative Portfolio Index
Account Value		$ 100,000	$ 123,686	$ 111,938	$ 105,828	$ 126,123	$ 121,800	$ 115,564	$ 109,816	$ 107,699	$ 105,882	$ 99,838